INVESTMENTS IN ASSOCIATED ENTITIES - Disclosure of summarized statement of income for investment in associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Royalty income	$ 6,913	$ 2,985
Net income	3,349	(23,731)
SLM California [Member]
Disclosure of associates [line items]
Royalty income	18,887	16,362
Net income	$ 7,660	$ 11,102